ALLOWANCE FOR LOAN LOSSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
ALLOWANCE FOR LOAN LOSSES [Abstract]
Schedule of Allowance For Loan Losses by Category and the Percentage of Each Category

The following table presents the breakdown of the allowance for loan losses by category and the percentage of each category in the loan portfolio to total loans as of June 30, 2014 and December 31, 2013 (dollars in thousands):

	June 30, 2014		December 31, 2013
	Amount	% to Total Loans	Amount	% to Total Loans
Commercial, financial and agricultural	$1,196	15.87%	$1,221	14.09%
Real estate - construction	1,159	7.97%	1,521	8.09%
Real estate - mortgage	4,876	70.00%	4,752	71.22%
Installment loans to individuals	259	3.99%	243	4.28%
All other loans	317	2.17%	81	2.32%
Total	$7,807	100.00%	$7,818	100.0%

The following table presents the breakdown of the allowance for loan losses by category and the percentage of each category in the loan portfolio to total loans at December 31 for the years indicated (dollars in thousands):

	2013		2012		2011		2010		2009
	Amount	% to Total Loans	Amount	% to Total Loans	Amount	% to Total Loans	Amount	% to Total Loans	Amount	% to Total Loans
Commercial, financial and agricultural	$1,221	14.09%	$1,588	13.47%	$1,469	13.68%	$ 944	12.10%	$ 959	12.14%
Real estate - construction	1,521	8.09%	1,563	7.37%	1,614	7.57%	1,295	8.97%	1,148	11.31%
Real estate - mortgage	4,752	71.22%	4,486	72.37%	4,534	72.76%	5,299	72.17%	5,811	69.30%
Installment loans to individuals	243	4.28%	285	4.63%	381	5.31%	462	5.77%	694	5.80%
All other loans	81	2.32%	33	2.16%	41	0.68%	28	0.99%	172	1.45%
Total	$7,818	100.0%	$7,955	100.0%	$8,039	100.0%	$8,028	100.0%	$8,784	100.0%

Analysis of Allowance for Loan Losses During the Year

An analysis of the allowance for loan losses during the years ended December 31 is as follows (in thousands):

	2013	2012	2011
Balance - beginning of year	$7,955	$8,039	$8,028
Provision for loan losses	775	650	2,425
Loans charged to allowance	(1,211)	(1,560)	(2,675)
Recovery of loans previously charged off	299	826	261
Net charge-offs	(912)	(734)	(2,414)
Balance - end of year	$7,818	$7,955	$8,039

Schedule of Activity in Allowance for Loan Losses by Category

An analysis of the allowance for loan losses by loan category for the six months ended June 30, 2014 is as follows (in thousands):

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Allowance for loan losses:
Commercial, financial and agricultural	$1,221	($154)	$72	$57	$1,196
Real estate - construction	1,521	(1)	6	(367)	1,159
Real estate - mortgage	4,752	(247)	38	333	4,876
Installment loans to individuals	243	(53)	23	46	259
All other loans	81	(192)	122	306	317
Total	$7,818	($647)	$261	$375	$7,807

An analysis of the activity in the allowance for loan losses by category for the years ended December 31, 2013 and 2012 is as follows:

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Year ended December 31, 2013:
Commercial, financial and agricultural	$1,588	$ (636)	$ 46	$223	$1,221
Real estate - construction	1,563	(38)	142	(146)	1,521
Real estate - mortgage	4,486	(408)	57	617	4,752
Installment loans to individuals	285	(129)	54	33	243
All other loans	33	-	-	48	81
Total	$7,955	$(1,211)	$299	$775	$7,818

Year ended December 31, 2012:
Commercial, financial and agricultural	$1,469	$ (161)	$171	$109	$1,588
Real estate - construction	1,614	(174)	568	(445)	1,563
Real estate - mortgage	4,534	(1,092)	46	998	4,486
Installment loans to individuals	381	(133)	41	(4)	285
All other loans	41	-	-	(8)	33
Total	$8,039	$(1,560)	$826	$650	$7,955

Schedule of Allowance for Loan Losses Evaluated Individually and Collectively

The allocations of the allowance for loan losses for outstanding loans by category evaluated individually and collectively were as follows as of June 30, 2014 and December 31, 2013 (in thousands):

	Evaluated	Evaluated
	Individually	Collectively	Total
As of June 30, 2014:
Allowance for loan losses
Commercial, financial and agricultural	$ 50	$1,146	$1,196
Real estate - construction	75	1,084	1,159
Real estate - mortgage	563	4,313	4,876
Installment loans to individuals	-	259	259
All other loans	-	317	317
Total	$688	$7,119	$7,807
Loans
Commercial, financial and agricultural	$ 500	$96,516	$97,016
Real estate - construction	285	48,443	48,728
Real estate - mortgage	3,632	424,230	427,862
Installment loans to individuals	-	24,378	24,378
All other loans	6	13,243	13,249
Total	$4,423	$606,810	$611,233
As of December 31, 2013:
Allowance for loan losses
Commercial, financial and agricultural	$ 50	$1,171	$1,221
Real estate - construction	90	1,431	1,521
Real estate - mortgage	847	3,905	4,752
Installment loans to individuals	-	243	243
All other loans	-	81	81
Total	$987	$6,831	$7,818
Loans
Commercial, financial and agricultural	$500	$ 81,257	$ 81,757
Real estate - construction	518	46,441	46,959
Real estate - mortgage	6,466	406,769	413,235
Installment loans to individuals	15	24,792	24,807
All other loans	-	13,478	13,478
Total	$7,499	$572,737	$580,236

The allocations of the allowance for loan losses for outstanding loans by category evaluated individually and collectively were as follows as of December 31, 2013 and 2012 (in thousands):

	Evaluated	Evaluated
	Individually	Collectively	Total
As of December 31, 2013:
Allowance for loan losses
Commercial, financial and agricultural	$ 50	$1,171	$1,221
Real estate - construction	90	1,431	1,521
Real estate - mortgage	847	3,905	4,752
Installment loans to individuals	-	243	243
All other loans	-	81	81
Total	$987	$6,831	$7,818
Loans
Commercial, financial and agricultural	$500	$ 81,257	$ 81,757
Real estate - construction	518	46,441	46,959
Real estate - mortgage	6,466	406,769	413,235
Installment loans to individuals	15	24,792	24,807
All other loans	-	13,478	13,478
Total	$7,499	$572,737	$580,236
As of December 31, 2012:
Allowance for loan losses
Commercial, financial and agricultural	$ 283	$1,305	$1,588
Real estate - construction	295	1,268	1,563
Real estate - mortgage	874	3,612	4,486
Installment loans to individuals	-	285	285
All other loans	-	33	33
Total	$1,452	$6,503	$7,955
Loans
Commercial, financial and agricultural	$1,020	$ 72,994	$ 74,014
Real estate - construction	826	39,672	40,498
Real estate - mortgage	6,856	390,782	397,638
Installment loans to individuals	7	25,421	25,428
All other loans	-	11,874	11,874
Total	$8,709	$540,743	$549,452